Short-Term and Long-Term Financial Liabilities - Schedule of Maturity Profile of Financial Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturity Profile of Financial Liabilities [Line Items]
2026	$ 4,123,994	$ 4,555,895
2027
2028	80,293,726	70,119,275
2029	4,043,394
Total	$ 88,461,114	$ 74,675,170